UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900, Las Vegas, NV		89169-0925
(Address of principal executive offices)		(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	June 1, 2010 – August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

August 31, 2010 (unaudited)

	Principal
Description	Amount	Value
LONG-TERM INVESTMENTS— 88.4%
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY— 10.9%
Federal National Mortgage Association (Fannie Mae) (a)
Pool # 898832, 5.50%, 11/01/36	$11,471,117	$12,300,329
Pool # 256513, 5.50%, 12/01/36	15,969,808	17,124,217
Pool # 922039, 5.50%, 2/01/37	19,610,121	20,992,869
Pool # 916976, 5.50%, 4/01/37	16,285,821	17,434,166
Pool # 256799, 5.50%, 7/01/37	13,945,665	14,929,002
Pool # 936523, 5.50%, 7/01/37	16,824,847	18,011,200
Pool # 888638, 5.50%, 9/01/37	8,650,071	9,260,005
Pool # 966544, 5.50%, 10/01/37	6,048,614	6,475,114
Pool # 947985, 5.50%, 11/01/37	25,837,759	27,659,630
Pool # 953397, 5.50%, 11/01/37	14,995,915	16,053,306
Pool # 966312, 5.50%, 11/01/37	314,331	336,495
Pool # 954918, 5.50%, 12/01/37	5,720,599	6,123,969
Pool # 956968, 5.50%, 12/01/37	8,282,312	8,866,314
Pool # 959005, 5.50%, 12/01/37	4,901,116	5,246,704
Pool # 960376, 5.50%, 12/01/37	14,343,654	15,355,053
Pool # 960392, 5.50%, 12/01/37	12,522,094	13,405,052
Pool # 965506, 5.50%, 12/01/37	7,860,522	8,414,783
Pool # 966418, 5.50%, 12/01/37	10,902,092	11,670,820
Pool # 966422, 5.50%, 12/01/37	4,652,183	4,980,218
Pool # 967277, 5.50%, 12/01/37	8,158,933	8,734,236
Pool # 933343, 5.50%, 1/01/38	3,349,914	3,586,122
Pool # 953590, 5.50%, 1/01/38	16,580,265	17,749,372
Pool # 954243, 5.50%, 1/01/38	5,001,896	5,354,590
Pool # 956507, 5.50%, 1/01/38	4,083,891	4,371,854
Pool # 956844, 5.50%, 1/01/38	3,974,179	4,254,407
Pool # 956846, 5.50%, 1/01/38	21,248,022	22,746,262
Pool # 956847, 5.50%, 1/01/38	16,735,958	17,916,043
Pool # 960427, 5.50%, 1/01/38	15,600,802	16,700,846
Pool # 960482, 5.50%, 1/01/38	18,236,983	19,522,909
Pool # 960511, 5.50%, 1/01/38	29,611,862	31,699,853
Pool # 960550, 5.50%, 1/01/38	13,464,873	14,414,308
Pool # 960569, 5.50%, 1/01/38	10,856,659	11,622,183
Pool # 960718, 5.50%, 1/01/38	20,125,707	21,544,811
Pool # 960757, 5.50%, 1/01/38	3,227,760	3,455,356
Pool # 961311, 5.50%, 1/01/38	13,816,093	14,790,293
Pool # 961347, 5.50%, 1/01/38	29,393,191	31,465,763
Pool # 965620, 5.50%, 1/01/38	4,001,888	4,284,069
Pool # 966745, 5.50%, 1/01/38	4,270,119	4,571,213
Pool # 966758, 5.50%, 1/01/38	4,113,516	4,403,569
Pool # 966764, 5.50%, 1/01/38	3,996,231	4,278,013
Pool # 967040, 5.50%, 1/01/38	7,839,681	8,392,472
Pool # 967985, 5.50%, 1/01/38	4,030,486	4,314,683
Pool # 961426, 5.50%, 2/01/38	20,594,692	22,046,865
Pool # 961456, 5.50%, 2/01/38	9,648,641	10,328,986
Pool # 961491, 5.50%, 2/01/38	20,070,240	21,485,433
Pool # 961529, 5.50%, 2/01/38	15,753,754	16,864,582
Pool # 961632, 5.50%, 2/01/38	4,016,285	4,299,481
Pool # 961691, 5.50%, 2/01/38	4,604,041	4,928,681
Pool # 966779, 5.50%, 2/01/38	2,149,120	2,300,659
Pool # 968302, 5.50%, 2/01/38	22,337,660	23,912,733
Pool # 968328, 5.50%, 2/01/38	9,404,022	10,067,118
Pool # 969008, 5.50%, 2/01/38	4,536,020	4,855,863
Pool # 969397, 5.50%, 2/01/38	157,288	168,379
Pool # 969700, 5.50%, 2/01/38	10,181,857	10,899,800
Pool # 972203, 5.50%, 2/01/38	2,975,508	3,185,317
Pool # 257123, 5.50%, 3/01/38	4,530,523	4,849,979
Pool # 933721, 5.50%, 3/01/38	38,691,757	41,419,989
Pool # 953613, 5.50%, 3/01/38	6,245,760	6,686,161
Pool # 956868, 5.50%, 3/01/38	3,614,058	3,868,892
Pool # 962281, 5.50%, 3/01/38	58,643,242	62,778,293
Pool # 962304, 5.50%, 3/01/38	37,471,555	40,113,749
Pool # 962344, 5.50%, 3/01/38	50,311,931	53,859,525
Pool # 965756, 5.50%, 3/01/38	8,568,461	9,172,640
Pool # 972385, 5.50%, 3/01/38	11,251,374	12,044,731
Pool # 973028, 5.50%, 3/01/38	6,103,635	6,534,014
Pool # 975198, 5.50%, 3/01/38	13,094,558	14,017,881
Pool # 975202, 5.50%, 3/01/38	3,797,335	4,065,093
Pool # 257161, 5.50%, 4/01/38	25,871,005	27,695,221
Pool # 962441, 5.50%, 4/01/38	10,696,629	11,450,870
Pool # 976379, 5.50%, 4/01/38	15,445,654	16,534,758
Pool # 984745, 5.50%, 6/01/38	7,276,756	7,789,855
Pool # 986013, 5.50%, 6/01/38	31,850,924	34,096,795
Pool # 986519, 5.50%, 6/01/38	19,191,464	20,544,693
Pool # 964380, 5.50%, 7/01/38	5,254,434	5,624,934
Pool # 970025, 5.50%, 7/01/38	8,134,294	8,707,860
Pool # 981517, 5.50%, 7/01/38	7,954,549	8,515,440
Pool # 981723, 5.50%, 7/01/38	11,014,725	11,791,395
Pool # 981872, 5.50%, 7/01/38	9,716,054	10,401,153
Pool # 982199, 5.50%, 7/01/38	16,292,410	17,441,220
Pool # 982664, 5.50%, 7/01/38	18,736,806	20,057,975
Pool # 983334, 5.50%, 7/01/38	28,086,924	30,067,389

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY(continued)
Federal National Mortgage Association (Fannie Mae) (continued)
Pool # 985704, 5.50%, 7/01/38	$22,687,887	$24,287,654
Pool # 986043, 5.50%, 7/01/38	12,276,722	13,142,378
Pool # 986656, 5.50%, 7/01/38	77,113,688	82,551,127
Pool # 986657, 5.50%, 7/01/38	11,230,159	12,022,020
Pool # 986686, 5.50%, 7/01/38	7,960,402	8,521,706
Pool # 986734, 5.50%, 7/01/38	6,398,123	6,849,268
Pool # 257306, 5.50%, 8/01/38	18,806,793	20,132,897
Pool # 964528, 5.50%, 8/01/38	21,942,652	23,489,871
Total Residential Mortgage-Backed Securities—Agency
(Cost $1,217,142,943)		1,331,283,796

RESIDENTIAL MORTGAGE-BACKED SECURITIES— 27.5%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.29%, 4/25/35 (b)	14,618,439	13,628,566
Banc of America Funding Corp.
Series 2004-2, Class 3A11
5.25%, 9/20/34	4,589,649	4,549,759
Series 2005-8, Class 1A1
5.50%, 1/25/36	8,981,101	9,229,806
Series 2005-G, Class A1
5.18%, 10/20/35 (b)	17,753,382	17,340,066
Series 2006-D, Class 5A1
5.71%, 5/20/36 (b)	23,487,071	20,269,216
Series 2007-D, Class 3A1
5.61%, 6/20/37 (b)	10,348,511	8,926,398
Banc of America Mortgage Securities, Inc.
Series 2004-7, Class 2A3
5.75%, 8/25/34	12,305,405	12,320,886
Series 2004-C, Class 2A1
3.01%, 4/25/34 (b)	21,430,069	20,494,775
Series 2004-D, Class 2A8
2.96%, 5/25/34 (b)	24,027,000	21,624,756
Series 2004-E, Class 2A6
2.87%, 6/25/34 (b)	9,018,240	8,167,820
Series 2004-L, Class 3A1
5.01%, 1/25/35 (b)	17,691,291	17,285,783
Series 2005-G, Class 4A3
5.23%, 8/25/35 (b)	16,976,145	16,818,504
Series 2005-H, Class 3A1
5.02%, 9/25/35 (b)	62,451,782	59,099,245
Series 2005-H, Class 4A2
5.13%, 9/25/35 (b)	13,956,435	13,997,913
Series 2005-J, Class 4A1
5.31%, 11/25/35 (b)	34,319,423	33,339,020
Series 2005-L, Class, 4A1
5.50%, 1/25/36 (b)	64,237,902	60,007,193
Series 2006-A, Class 4A1
5.66%, 2/25/36 (b)	14,734,923	14,499,400
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
4.85%, 2/25/34 (b)	2,680,424	2,604,114
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
2.93%, 2/25/37 (b)	17,694,709	18,004,473
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 5/25/33	3,890,225	3,923,249
Series 2005-5, Class 3A1
5.00%, 8/25/35	14,457,039	14,032,710
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.34%, 8/25/35 (b)	52,111,267	49,722,314
Series 2007-AR4, Class 1A1A
5.87%, 3/25/37 (b)	135,709,719	117,251,840
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b)(c)	73,213,394	74,635,198
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.66%, 5/25/33 (b)	6,531,405	5,925,565
Series 2003-42, Class 2A4
3.22%, 10/25/33 (b)	16,962,903	14,897,211
Series 2003-56, Class 2A5
3.37%, 12/25/33 (b)	24,926,040	23,932,592
Series 2005-5, Class A6
5.50%, 3/25/35	22,363,098	21,386,770
Series 2005-14, Class A2
5.50%, 7/25/35	8,006,467	8,049,582
Series 2007-1, Class A2
6.00%, 3/25/37	21,298,610	18,909,737
Series 2007-1, Class A4
6.00%, 3/25/37	21,051,843	18,297,673

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2009-4R, Class 1A1
5.40%, 4/25/36 (b)(c)	$62,017,651	$61,806,356
Series 2009-4R, Class 2A1
5.79%, 4/25/36 (b)(c)	285,748,090	292,016,832
Series 2009-5R, Class 1A1
5.99%, 7/26/49 (b)(c)	269,926,615	278,365,061
Series 2009-5R, Class 2A1
6.02%, 7/26/49 (b)(c)	140,234,972	141,535,932
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	15,099,053	15,171,588
Series 2005-5, Class 1A4
5.50%, 10/25/35	15,188,706	14,705,280
Series 2005-7, Class A9
5.50%, 12/25/35	6,482,544	6,140,798
Series 2005-AR3, Class 3A1
5.52%, 8/25/35 (b)	9,554,869	8,991,524
Series 2006-4, Class 1A15
6.00%, 2/25/37	11,060,173	10,323,079
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.62%, 3/25/37 (b)	32,285,492	22,911,981
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.10%, 5/21/36 (b)(c)	16,155,444	16,786,371
J.P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.67%, 10/25/33 (b)	5,000,000	4,652,240
Series 2004-A3, Class 3A3
4.91%, 7/25/34 (b)	13,402,100	13,771,238
Series 2004-A4, Class 2A2
4.66%, 9/25/34 (b)	6,805,040	6,828,113
Series 2005-A1, Class 1A1
5.22%, 2/25/35 (b)	19,788,346	19,162,935
Series 2005-A3, Class 6A2
2.97%, 6/25/35 (b)	15,712,960	12,795,770
Series 2005-A5, Class TA1
5.43%, 8/25/35 (b)	121,567,877	122,902,291
Series 2005-S2, Class 2A2
5.25%, 9/25/35	14,993,094	13,701,004
J.P. Morgan ReRemic
Series 2009-1, Class A1
5.00%, 1/26/21 (c)	39,971,826	39,946,004
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	89,193,486	78,774,527
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.65%, 10/25/33 (b)	22,557,600	21,892,647
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2001-A, Class A
0.57%, 4/15/26 (b)	57,129,014	53,655,855
Series MLCC, 2004-A1, Class 2A2
2.85%, 2/25/34 (b)	14,399,853	13,526,703
Series MLCC, 2006-2, Class 4A
5.76%, 5/25/36 (b)	13,632,310	12,572,017
Series MLCC, 2007-1, Class 3A
6.11%, 1/25/37 (b)	13,631,000	12,864,360
Series MLCC, 2007-1, Class 4A2
5.71%, 1/25/37 (b)	10,577,000	10,426,910
Series MLCC, 2007-1, Class 4A3
5.71%, 1/25/37 (b)	16,250,000	15,545,943
PHHMC Mortgage Pass-Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	32,932,174	33,232,943
Series 2008-CIM2, Class 2A1
5.05%, 7/25/38 (b)	27,545,739	27,906,450
Series 2008-CIM2, Class 3A1
5.30%, 7/25/38 (b)	7,706,272	7,719,596
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	9,154,460	9,235,871
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.00%, 1/26/36 (b)(c)	552,124,960	565,589,632
Sequoia Mortgage Trust
Series 2004-5, Class A1
1.83%, 6/20/34 (b)	10,713,865	9,595,637
Series 2004-6, Class A1
1.95%, 7/20/34 (b)	11,676,282	10,078,576
Series 2007-1, Class 5A1
5.78%, 10/20/46 (b)	38,786,734	35,133,528
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.94%, 4/25/43 (b)	13,002,826	11,963,887

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust (continued)
Series 2003-3, Class A4
4.13%, 6/25/43 (b)	$21,089,441	$21,054,432
Series 2003-4, Class A1
0.58%, 9/25/43 (b)	12,391,557	11,356,874
Series 2004-1, Class I2A
1.16%, 3/25/44 (b)	1,112,101	1,088,650
Series 2004-4, Class 1A
0.55%, 12/25/44 (b)	3,837,118	3,292,800
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.78%, 5/25/37 (b)	13,972,930	12,483,094
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-A, Class A5
3.55%, 2/25/33 (b)	3,273,684	3,014,569
Series 2004-EE, Class 3A1
3.04%, 12/25/34 (b)	4,157,004	4,040,204
Series 2004-EE, Class 3A2
3.04%, 12/25/34 (b)	9,731,345	9,357,009
Series 2004-K, Class 1A2
4.47%, 7/25/34 (b)	9,555,926	9,454,089
Series 2004-P, Class 2A1
2.91%, 9/25/34 (b)	6,306,137	6,178,671
Series 2004-Q, Class 1A3
4.86%, 9/25/34 (b)	2,972,606	2,761,326
Series 2004-R, Class 2A1
2.87%, 9/25/34 (b)	10,661,679	10,229,374
Series 2005-AR6, Class A1
5.02%, 4/25/35 (b)	30,982,029	30,449,541
Series 2005-AR16, Class 6A3
2.92%, 10/25/35 (b)	59,376,332	53,481,153
Series 2006-2, Class 1A1
5.00%, 3/25/36	8,329,085	7,869,286
Series 2006-2, Class1A10
5.50%, 3/25/36	17,126,000	16,194,140
Series 2006-2, Class 3A1
5.75%, 3/25/36	28,991,513	27,715,567
Series 2006-11, Class A8
6.00%, 9/25/36	34,179,682	30,671,582
Series 2006-14, Class A1
6.00%, 10/25/36	21,806,438	20,520,294
Series 2006-AR4, Class 2A4
5.68%, 4/25/36 (b)	39,500,000	34,954,814
Series 2006-AR11, Class A1
5.30%, 8/25/36 (b)	13,098,319	11,443,425
Series 2006-AR17, Class A2
5.57%, 10/25/36 (b)	11,092,906	9,214,599
Series 2007-1, Class A4
5.75%, 2/25/37	7,164,099	6,700,180
Series 2007-6, Class A6
6.00%, 5/25/37	35,751,694	31,705,711
Series 2007-7, Class A1
6.00%, 6/25/37	33,079,915	30,462,962
Series 2007-13, Class A7
6.00%, 9/25/37	23,353,495	21,519,381
Series 2007-14, Class 1A1
6.00%, 10/25/37	41,376,632	37,694,898
Series 2007-14, Class 2A1
5.50%, 10/25/22	19,641,698	20,089,568
Series 2007-16, 1A1
6.00%, 12/28/37	68,878,535	70,193,840
Series 2007-AR9, Class A1
6.00%, 12/28/37 (b)	26,572,230	25,033,486
Total Residential Mortgage-Backed Securities (Cost $3,118,627,094)		3,355,627,132

COMMERCIAL MORTGAGE-BACKED SECURITIES— 26.1%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.93%, 5/10/45 (b)	27,695,000	30,254,226
Series 2006-2, Class AM
5.96%, 5/10/45 (b)	2,710,000	2,688,592
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	29,675,000	31,576,607
Series 2006-3, Class AM
6.01%, 7/10/44 (b)	2,495,000	2,169,667
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	6,421,486
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	16,465,378
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.91%, 9/11/38 (b)	5,000,000	5,508,129

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust (continued)
Series 2006-PW12, Class AJ
5.95%, 9/11/38 (b)	$2,600,000	$2,217,694
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,374,620
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	3,821,955
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	51,979,970
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	10,552,311
Series 2007-PW16, Class A4
5.91%, 6/11/40 (b)	103,572,000	109,111,258
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	21,228,704
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	7,958,035
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	58,971,576
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.89%, 12/10/49 (b)	75,000,000	79,816,320
Series 2008-C7, Class A4
6.29%, 12/10/49 (b)	77,612,805	82,815,276
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.55%, 1/15/46 (b)	20,000,000	21,320,810
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	15,562,952
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	81,166,029
Series 2007-CD4, Class A-MFX
5.37%, 12/11/49 (b)	6,770,500	5,978,576
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	4,328,873
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.96%, 6/10/46 (b)	34,500,000	37,987,705
Series 2007-C9, Class A4
6.01%, 12/10/49 (b)	128,891,353	139,504,847
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.85%, 3/15/39 (b)	2,200,000	2,321,813
Series 2006-C3, Class A3
6.02%, 6/15/38 (b)	12,500,000	13,603,141
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	10,304,576
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	12,173,578
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	12,764,538
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	2,906,260
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	168,812,537	167,686,237
Series 2007-C3, Class A4
6.01%, 5/15/46 (b)	157,295,000	160,137,305
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
6.00%, 8/10/45 (b)	57,000,000	58,911,655
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.08%, 7/10/38 (b)	102,660,000	111,763,889
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	54,634,220
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	25,864,140
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	12,500,000	13,476,081
Series 2006-CB14, Class AJ
5.68%, 12/12/44 (b)	10,000,000	7,722,691
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	8,104,479
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	121,077,247

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	$10,000,000	$7,822,217
Series 2006-LDP7, Class A4
6.06%, 4/15/45 (b)	19,968,000	21,946,503
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	6,436,780
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	15,129,172
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	52,058,095
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	110,882,117
Series 2007-CB19, Class A4
5.93%, 2/12/49 (b)	14,815,000	15,537,557
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	53,193,720
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	14,175,714
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,374,746
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	8,084,491
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	39,358,361
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	10,232,254
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	18,637,486
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	194,903,296
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	12,383,895
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	9,415,908
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	52,790,468
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	34,750,884
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	48,160,000	47,994,315
Series 2007-8, Class A3
6.16%, 8/12/49 (b)	131,633,000	141,518,744
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	37,559,207
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	69,750,000	77,818,115
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,624,903
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	16,000,000	17,618,294
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	25,808,314
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	3,640,589
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	47,188,488
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	106,959,837
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	21,824,855
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	45,046,363
Series 2007-IQ15, Class A4
6.08%, 6/11/49 (b)	14,875,000	15,687,493
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	91,765,593
Series 2007-IQ16, Class AM
6.31%, 12/12/49 (b)	12,750,000	11,579,764
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	115,553,604
Series 2008-T29, Class A4
6.46%, 1/11/43 (b)	50,000,000	56,463,560
TrizecHahn Office Properties Trust
Series 2001-TZHA, Class A4
6.53%, 5/15/16 (c)	12,800,000	13,197,486

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	$20,000,000	$17,046,134
Total Commercial Mortgage-Backed Securities (Cost $2,688,186,982)		3,191,242,768

AUTO LEASE BACKED SECURITIES— 6.6%
Ford Credit Auto Lease Trust
Series 2008-2
5.75%, 9/15/12 (c)(d)(e)	403,862,757	409,726,036
General Motors Auto Lease Trust
Capital Auto Receivables Asset Trust 2008-SNI
7.74%, 1/31/13 (c)(d)(e)	370,619,748	384,433,117
Hertz Vehicle Financing, LLC
Series 2005-1A, Class A4
0.51%, 11/25/11 (b)(c)	8,000,000	7,987,903
Series 2005-1A, Class A5
5.08%, 11/25/11 (c)	750,000	754,142
Series 2005-2A, Class A5
0.51%, 11/25/11 (b)(c)	6,000,000	5,990,927
Total Auto Lease Backed Securities (Cost $788,807,697)		808,892,125

CREDIT CARD BACKED SECURITIES— 4.9%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.45%, 2/17/15 (b)	520,000	516,039
Series 2007-8, Class B
0.98%, 5/15/15 (b)	5,000,000	5,010,876
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.32%, 12/15/16 (b)	8,000,000	7,890,440
Series 2006-A14, Class A14
0.34%, 4/15/16 (b)	50,000,000	49,515,565
Series 2006-C5, Class C5
0.68%, 1/15/16 (b)	20,355,000	19,421,902
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	17,640,864
Series 2007-A6, Class A6
0.34%, 9/15/16 (b)	2,400,000	2,371,832
Bank One Issuance Trust
Series 2003-A8, Class A8
0.53%, 5/16/16 (b)	25,000,000	24,966,038
Series 2004-A7, Class A7
0.40%, 5/15/14 (b)	20,235,000	20,218,432
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.33%, 12/15/16 (b)	5,500,000	5,269,166
Series 2005-A4, Class A
0.28%, 7/15/13 (b)	15,000,000	14,998,808
Series 2006-A12, Class A
0.34%, 7/15/16 (b)	9,194,000	9,084,980
Series 2007-A1, Class A1
0.33%, 11/15/19 (b)	46,511,000	44,509,822
Series 2007-A4, Class A4
0.31%, 3/16/15 (b)	10,000,000	9,941,696
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	42,484,482
Series 2007-C2, Class C2
0.58%, 11/17/14 (b)	6,000,000	5,853,129
Chase Issuance Trust
Series 2005-A6, Class A6
0.35%, 7/15/14 (b)	31,560,000	31,483,442
Series 2006-B1, Class B1
0.43%, 4/15/13 (b)	25,640,000	25,562,813
Series 2006-C4, Class C4
0.57%, 1/15/14 (b)	30,000,000	29,643,909
Series 2007-A9, Class A9
0.31%, 6/16/14 (b)	35,000,000	34,893,611
Series 2007-B1, Class B1
0.53%, 4/15/19 (b)	40,645,000	38,982,233
Series 2007-C1, Class C1
0.74%, 4/15/19 (b)	1,000,000	929,382
Series 2008-A13, Class A13
2.04%, 9/15/15 (b)	10,900,000	11,302,837
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	26,582,783
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	16,688,676
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	36,011,739

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CREDIT CARD BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust (continued)
Series 2008-A2, Class A2
1.41%, 1/23/20 (b)	$6,965,000	$7,311,714
MBNA Credit Card Master Note Trust
Series 2002-C3, Class C3
1.63%, 10/15/14 (b)	5,000,000	4,968,649
Series 2006-C2, Class C2
0.58%, 8/15/13 (b)	6,000,000	5,954,638
Series 2006-C3, Class C3
0.57%, 10/15/13 (b)	15,526,000	15,370,610
MBNA Credit Card Master Trust II
Series 1997-B, Class A
0.44%, 8/15/14 (b)	38,000,000	37,916,039
Total Credit Card Backed Securities (Cost $506,130,204)		603,297,146

STUDENT LOAN-BACKED SECURITIES— 1.3%
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
1.09%, 12/16/30 (b)	30,498,243	27,161,315
Series 2003-B, Class A2
0.94%, 3/15/22 (b)	29,388,023	26,963,476
Series 2010-C, Class A1
1.93%, 12/15/17 (b)(c)	110,629,172	110,662,428
Total Student Loan-Backed Securities (Cost $164,051,718)		164,787,219

OTHER ASSET-BACKED SECURITIES— 0.3%
DB Master Finance, LLC
Series 2006-1, Class A2
5.78%, 6/20/31 (c)	5,000,000	4,958,950
Sonic Capital, LLC
Series 2006-1A, Class A2
5.10%, 12/20/31 (c)	33,603,009	33,291,614
Total Other Asset-Backed Securities (Cost $35,678,194)		38,250,564

CORPORATE BONDS— 8.3%
AGRICULTURE— 0.0% (f)
Bunge Ltd. Finance Co.
8.50%, 6/15/19	4,000,000	4,836,688

AUTO PARTS & EQUIPMENT— 0.0% (f)
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,651,600

BANKS— 2.2%
Bank of America Corp.
7.38%, 5/15/14	65,000,000	74,200,425
7.63%, 6/01/19	50,000,000	58,522,900
Citigroup, Inc.
6.00%, 12/13/13	10,000,000	10,788,420
4.75%, 5/19/15	15,000,000	15,452,745
Discover Financial Services
7.00%, 4/15/20	5,000,000	5,345,375
Fulton Financial Corp.
5.75%, 5/01/17	3,500,000	3,445,932
Keycorp.
6.50%, 5/14/13	5,000,000	5,475,670
Morgan Stanley
0.59%, 4/19/12 (b)	10,000,000	9,829,600
2.88%, 5/14/13 (b)	40,000,000	40,407,360
5.38%, 10/15/15	10,000,000	10,668,660
Regions Financial Corp.
6.38%, 5/15/12	10,000,000	10,144,480
0.71%, 6/26/12 (b)	10,000,000	9,472,990
5.75, 6/15/15	5,000,000	5,078,695
Webster Bank NA
5.88%, 1/15/13 (c)	10,915,000	11,149,105
		269,982,357

BUILDING MATERIALS— 0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,277,765
6.13%, 10/03/16	5,000,000	5,024,435
		10,302,200

COMPUTERS— 0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,684,605

DIVERSIFIED FINANCIAL SERVICES— 1.6%
American Express Co.
7.25%, 5/20/14	45,000,000	52,339,275
Ameriprise Financial, Inc.
7.30%, 6/28/19	20,000,000	24,723,520
7.52%, 6/01/66 (b)	3,460,000	3,408,100

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
DIVERSIFIED FINANCEIAL SERVICES (continued)
Bear Stearns Cos., Inc.
0.66%, 2/01/12 (b)	$10,000,000	$9,983,290
6.95%, 8/10/12	38,000,000	42,070,826
Cantor Fitzgerald, LP
7.88%, 10/15/19 (c)	10,000,000	10,684,810
Capital One Capital VI
8.88%, 5/15/40	8,641,000	9,094,653
Janus Capital Group, Inc.
6.25%, 6/15/12	4,000,000	4,200,728
6.12%, 4/15/14	15,000,000	15,722,700
6.70%, 6/15/17	5,500,000	5,591,432
Merrill Lynch & Co.
6.88%, 4/25/18	15,000,000	16,507,650
		194,326,984

ELECTRIC— 0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	18,679,275

ENTERTAINMENT— 0.1%
International Game Technology
7.50%, 6/15/19	10,000,000	11,797,550

ENVIRONMENTAL CONTROL— 0.0% (f)
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	3,304,821

INSURANCE— 2.0%
Allstate Corp.
6.13%, 5/15/37 (b)	4,000,000	3,630,000
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	15,107,232
AON Corp.
8.21%, 1/01/27	29,600,000	31,648,290
Assurant, Inc.
5.63%, 2/15/14	7,945,000	8,475,988
Chubb Corp.
6.38%, 3/29/67 (b)	2,100,000	2,026,500
Commerce Group, Inc.
5.95%, 12/09/13	21,876,000	22,430,797
Genworth Life Institutional Funding Trust
5.88%, 5/03/13 (c)	15,000,000	15,774,600
Guardian Life Insurance Company of America
7.38%, 9/30/39 (c)	10,000,000	12,095,920
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,706,333
Markel Corp.
6.80%, 2/15/13	5,000,000	5,377,115
National Life Insurance Co.
10.50%, 9/15/39 (c)	3,000,000	3,765,672
Penn Mutual Life Insurance Co.
7.63%, 6/15/40 (c)	14,000,000	14,324,170
Protective Life Corp.
7.38%, 10/15/19	10,000,000	11,390,160
Provident Companies, Inc.
7.00%, 7/15/18	4,406,000	4,785,291
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,496,948
8.88%, 6/15/38 (b)	11,278,000	12,293,020
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	10,926,530
Symetra Financial Corp.
8.30%, 10/15/37 (b)(c)	18,904,000	16,635,520
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	14,350,000	13,764,620
Unitrin, Inc.
6.00%, 5/15/17	5,000,000	5,013,560
Unum Group
7.13%, 9/30/16	1,000,000	1,125,806
Willis North America, Inc.
6.20%, 3/28/17	2,000,000	2,119,546
7.00%, 9/29/19	10,000,000	11,030,070
W.R. Berkley Corp.
5.88%, 2/15/13	5,739,000	6,010,535
7.38%, 9/15/19	10,000,000	11,335,770
		247,289,993

LODGING— 0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	10,575,000

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
MACHINERY - CONSTRUCTION & MINING— 0.2%
Caterpillar, Inc.
7.90%, 12/15/18	$20,000,000	$26,482,260

MEDIA— 0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	9,437,120
5.70%, 5/15/18	5,000,000	5,693,505
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,828,050
		20,958,675

OFFICE / BUSINESS EQUIPMENT— 0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	8,016,050

PACKAGING & CONTAINERS— 0.1%
Sealed Air Corp.
5.63%, 7/15/13 (c)	5,000,000	5,336,235
7.88%, 6/15/17	4,000,000	4,322,472
		9,658,707

PHARMACEUTICALS— 0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	10,606,600

PIPELINES— 0.4%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,525,855
Midcontinent Express Pipeline
6.70%, 9/15/19 (c)	9,700,000	10,570,148
Plains All American Pipeline, LP
6.50%, 5/01/18	5,000,000	5,710,115
Rockies Express Pipeline
6.85%, 7/15/18 (c)	5,000,000	5,517,990
5.63%, 4/15/20 (c)	18,300,000	18,426,654
		46,750,762

REAL ESTATE— 0.1%
AMB Property, LP
6.13%, 12/01/16	3,650,000	4,062,507
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,442,988
		5,505,495

RETAIL— 0.7%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	19,146,800
CVS Pass-Through Trust
8.35%, 7/10/31 (c)	19,636,367	24,512,470
Home Depot, Inc.
5.20%, 3/01/11	5,000,000	5,103,605
5.40%, 3/01/16	6,250,000	7,041,675
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	11,674,190
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	23,791,120
		91,269,860

TRANSPORTATION— 0.0% (f)
CSX Transportation, Inc.
8.38%, 10/15/14	4,606,662	5,498,926

Total Corporate Bonds (Cost $888,107,263)		1,008,178,408

REAL ESTATE INVESTMENT TRUSTS— 0.4%
Brandywine Operations Partnership, LP
5.40%, 11/01/14	3,800,000	3,956,955
Duke Realty LP
6.25%, 5/15/13	10,000,000	10,807,870
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	5,554,730
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,499,218
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	12,158,100
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,973,889
5.35%, 5/01/15	6,345,000	6,806,922
Total Real Estate Investment Trusts (Cost $41,675,188)		47,757,684

TERM LOANS— 2.1%
AUTOMOBILES— 0.0% (f)
Oshkosh Truck Corp., Term Loan B, 6.44% - 6.54%, 12/06/13 (b)	4,101,905	4,124,338

CHEMICALS— 0.5%
Celanese Holdings, LLC, Dollar Term Loan, 2.03%, 4/02/14 (b)	11,781,829	11,228,884
ISP Chemco, Inc., New Term Loan B, 1.81%, 6/04/14 (b)	13,294,923	12,558,158

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
TERM LOANS (continued)
CHEMICALS (continued)
Nalco Co., Term Loan B, 2.06%, 11/04/10 (b)	$1,433,027	$1,426,757
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14 (b)	33,585,404	33,568,611
		58,782,410
COMMERCIAL SERVICES & SUPPLIES— 0.2%
Aramark Corp., Letter of Credit-1 Repo, 0.15%, 7/26/16 (b)	319,857	301,965
Aramark Corp., Letter of Credit-2 Repo, 0.15%, 7/26/16 (b)	576,165	558,520
Aramark Corp., Term Loan B Extended, 3.78%, 7/26/16 (b)	8,760,973	8,492,669
Aramark Corp., US Term Loan Non-Extended, 2.41%, 1/26/14 (b)	4,417,071	4,175,514
Cenveo Corp., Delayed Draw Term Loan, 5.04%, 6/21/13 (b)	72,075	70,454
Cenveo Corp., Term Loan C, 5.04%, 6/21/13 (b)	2,524,502	2,467,701
Hertz Corp., Letters of Credit, 0.34%, 12/21/12 (b)	1,682,825	1,638,440
Hertz Corp., Term Loan B, 2.02%, 12/21/12 (b)	9,099,291	8,859,297
		26,564,560
DIVERSIFIED FINANCIAL SERVICES— 0.0% (f)
Team Finance LLC, Term Loan, 2.34% - 2.54%, 11/23/12 (b)	4,872,449	4,647,098

DIVERSIFIED TELECOMMUNICATION SERVICES— 0.2%
Intelsat Corp., Tranche B-2-A Term Loan, 3.03%, 1/03/14 (b)	5,875,362	5,553,034
Intelsat Corp., Tranche B-2-B Term Loan, 3.03%, 1/03/14 (b)	5,873,554	5,551,325
Intelsat Corp., Tranche B-2-C Term Loan, 3.03%, 1/03/14 (b)	5,873,554	5,551,325
Windstream Corp., Term Loan B-1, 1.77% - 2.03%, 7/17/13 (b)	2,946,835	2,846,151
		19,501,835
ELECTRIC UTILITIES— 0.1%
Texas Competitive Electric Holding Co., LLC, Term Loan, Tranche B-3, 3.79% - 4.03%, 10/10/14 (b)	19,596,977	14,771,222

ENERGY EQUIPMENT & SERVICES— 0.1%
Covanta Energy Corp., 1st Lien, Credit-Link Deposit, 0.43%, 2/09/14 (b)	2,665,972	2,507,680
Covanta Energy Corp., 1st Lien, Term Loan, 1.94% - 2.06%, 2/09/14 (b)	5,239,261	4,928,180
		7,435,860
HEALTH CARE EQUIPMENT & SUPPLIES— 0.3%
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.51%, 4/24/15 (b)	755,667	723,637
Bausch & Lomb Inc., Parent Term Loan, 3.51% - 3.78%, 4/24/15 (b)	3,120,000	2,987,756
Biomet, Inc., Dollar Term Loan, 3.26% - 3.54%, 9/25/13 (b)	19,641,516	18,974,156
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.64% - 1.91%, 3/31/13 (b)	16,497,439	16,280,910
		38,966,459
HEALTH CARE PROVIDERS & SERVICES— 0.1%
HCA, Inc., Term Loan A, 1.78%, 11/16/12 (b)	3,133,402	3,014,712
HealthSouth Corp., Term Loan, 2.79%, 3/10/13 (b)	2,739,305	2,715,336
Iasis Healthcare, LLC, Delayed Draw Term Loan, 2.26%, 3/14/14 (b)	703,985	665,266
Iasis Healthcare, LLC, Letter of Credit, 0.16%, 3/14/14 (b)	191,561	181,025
Iasis Healthcare, LLC, Term Loan B, 2.26%, 3/14/14 (b)	2,035,743	1,923,777
		8,500,116
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS— 0.0% (f)
NRG Energy, Inc., Credit-Linked Deposit, 2.03%, 12/09/13 (b)	2,564,854	2,502,736
NRG Energy, Inc., Term Loan, 2.03%, 12/09/13 (b)	3,870,792	3,777,046
		6,279,782
MACHINERY— 0.2%
Bucyrus International, Inc., Tranche C Term Loan, 4.50%, 2/17/16 (b)	19,950,843	20,025,658

MEDIA— 0.0% (f)
Catalina Marketing Corp., Term Loan, 3.01%, 10/01/14 (b)	2,780,169	2,655,932
National CineMedia, LLC, Term Loan, 2.29%, 2/13/15 (b)	2,000,000	1,894,166
		4,550,098
MULTILINE RETAIL— 0.2%
Neiman-Marcus Group, Inc., Term Loan, 2.30% - 2.54%, 4/06/13 (b)	19,557,565	18,538,342

PAPER & FOREST PRODUCTS— 0.2%
Georgia-Pacific Corp., Additional Term Loan B, 2.30% - 2.53%, 12/21/12 (b)	2,191,715	2,159,587
Georgia-Pacific Corp., Term Loan A, 2.53%, 12/20/11 (b)	697,125	690,154
Georgia-Pacific Corp., Term Loan B, 2.30% - 2.54%, 12/21/12 (b)	10,078,874	9,931,128
Georgia-Pacific Corp., Term Loan C, 3.78% - 3.79%, 12/21/12 (b)	7,868,581	7,821,865
		20,602,734
Total Term Loans (Cost $243,633,486)		253,290,512

	Par Value/
	Shares
SHORT-TERM INVESTMENTS— 13.4%
REPURCHASE AGREEMENTS— 4.1%
Credit Suisse First Boston, 0.16%, dated 8/31/10, due 9/01/10, proceeds $300,001,333 (Collateralized by US Treasruy Note, 2.38%, 10/31/14, aggregate market value plus accrued interest $306,003,554)	300,000,000	300,000,000
Credit Suisse First Boston, 0.23%, dated 8/05/10, due 9/07/10, proceeds $200,042,167 (Collateralized by various Federal National Mortgage Associations, 4.00% - 5.50%, 12/01/19 - 10/01/39, aggregate market value plus accrued interest $206,000,305)	200,000,000	200,000,000
Total Repurchase Agreements (Cost $500,000,000)		500,000,000
MONEY MARKET FUNDS— 7.6%
Dreyfus Cash Management Fund - 0.23% (g)	482,631,324	482,631,324
DWS Money Market Series International - 0.21% (g)	450,000,000	450,000,000
Total Money Market Funds (Cost $932,631,324)		932,631,324

See Notes to Quarterly Portfolio of Investments.

Description	Par Value	Value
SHORT-TERM INVESTMENTS (continued)
COMMERCIAL PAPER— 1.7%
Atlantic Asset Securitization Corp., 0.25%, 9/10/10	$4,450,000	$4,449,689
Charta, LLC, 0.24%, 9/27/10	100,000,000	99,983,000
Gemini Securitization Corp., 0.24%, 9/24/10	100,000,000	99,981,000
Total Commercial Paper (Cost $204,417,055)		204,413,689

Total Short-Term Investments (Cost $1,637,048,379)		1,637,045,013

Total Investments— 101.8% (Cost $11,329,089,148) (h)		12,439,652,367
Liabilities in excess of other assets— (1.8)%		(223,864,108)
Net Assets—100.0%		$12,215,788,259

(a)          Fannie Mae remains in conservatorship since the Federal Housing Finance Agency put it there on September 7, 2008.

(b)         Floating rate security. Rate disclosed was in effect at August 31, 2010.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the value of these securities amounted to $2,590,477,283 or 21.2% of net assets.

(d)         Security fair-valued in accordance with procedures established by the Valuation Committee under the general supervision of the Board of Directors. At August 31, 2010, the value of these securities amounted to $794,159,153 or 6.5% of net assets.

(e)          Illiquid security. At August 31, 2010, the value of these securities amounted to $794,159,153 or 6.5% of net assets.

(f)            Less than 0.05%.

(g)         Represents annualized 7-day yield at August 31, 2010.

(h)         Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Aggregate gross unrealized appreciation	$1,154,354,271
Aggregate gross unrealized depreciation	(43,791,052)
Net unrealized appreciation	$1,110,563,219

See Notes to Quarterly Portfolio of Investments.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments

August 31, 2010 (unaudited)

1. Organization

The Thirty-Eight Hundred Fund, LLC (the “Fund”) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003. On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares. In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company. The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares. These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital within the Fund’s Annual Report or Semi-Annual Report. The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments — The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). These pricing services may use broker quotes or models that consider such bond characteristics as coupon rate, rating, issue type, prepayment speed and maturity, when pricing securities. When market quotations are not readily available, including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, the portfolio security is valued at its fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time, based on recent market data as well as the best information available about the portfolio securities.

Fixed income securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day where such securities are of the highest credit quality.

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of August 31, 2010, all investments in term loans were valued based on prices from such services.

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three level hierarchy for valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows: Level 1 — quoted

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)
August 31, 2010 (unaudited)

prices in active markets for identical securities, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2010, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities-Agency	$—	$1,331,283,796	$—	$1,331,283,796
Residential Mortgage-Backed Securities	—	3,355,627,132	—	3,355,627,132
Commercial Mortgage-Backed Securities	—	3,191,242,768	—	3,191,242,768
Auto Lease Backed Securities	—	14,732,972	794,159,153	808,892,125
Credit Card Backed Securities	—	603,297,146	—	603,297,146
Student Loan-Backed Securities	—	164,787,219	—	164,787,219
Other Asset-Backed Securities	—	38,250,564	—	38,250,564
Corporate Bonds	—	1,008,178,408	—	1,008,178,408
Real Estate Investment Trusts	—	47,757,684	—	47,757,684
Term Loans	—	253,290,512	—	253,290,512
Repurchase Agreements	—	500,000,000	—	500,000,000
Money Market Funds	932,631,324	—	—	932,631,324
Commercial Paper	—	204,413,689	—	204,413,689
Total Investments	$932,631,324	$10,712,861,890	$794,159,153	$12,439,652,367

Fair value estimates for certain auto lease backed securities for which limited observable market data is available are based on judgments regarding the current economic environment, observable spreads of auto loan backed securities, collateral, credit, interest rate risks and other such factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The Investment Adviser reviews the inputs used in the fair valuation of certain auto lease backed securities which is currently comprised of 10% on brokers’ indicative bids (“broker quotes”) and 90% on spreads calculated by the Investment Adviser that rely on recent market data. The Investment Adviser uses observable spreads of auto loan backed securities and then adjusts those spreads by factors that are related to the differences attributable to the auto lease backed securities and the differences between domestic and foreign issuers. In addition, the spreads are also adjusted for risk and liquidity to arrive at a fair value of the auto lease backed securities.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)
August 31, 2010 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Auto Lease Backed Securities
Balance as of November 30, 2009	$1,658,843,985
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(42,065,061)
Gross Purchases	—
Gross Sales	(822,619,771)
Realized Gain / (Loss)	—
Transfers In / (Out)	—
Balance as of August 31, 2010	$794,159,153

The net change in unrealized appreciation for investments still held as of August 31, 2010 is ($12,769,231).

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers in and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. For the period ended August 31, 2010, there were no significant transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Fund’s financial statements.

Loan Assignments, Participations and Commitments — The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment on trade date and begins to accrue interest when the borrower withdraws money. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). In the event that the borrower, selling participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)
August 31, 2010 (unaudited)

Unfunded loan commitments represent the remaining obligations of the Fund to the borrowers. At any point in time, up to the maturity date of an issue, the borrower may demand the unfunded portion. The Fund records these commitments on the trade date and begins to accrue interest on the date the commitment is funded. Net change in unrealized appreciation/depreciation on unfunded loan commitments is shown on the Statement of Operations within the Fund’s Annual Report or Semi-Annual Report. As of August 31, 2010, the Fund had no unfunded loan commitments.

Repurchase Agreements — A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. In the event of the seller’s default of the Obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Securities Traded on a To-Be-Announced Basis — The Fund may transact in To-Be-Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date, utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund. As of August 31, 2010, the Fund had no TBAs.

3. Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.  The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)
August 31, 2010 (unaudited)

performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

Prior events have increased volatility in the values of many securities held in the Fund’s portfolio. For example, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship; Lehman filed for protection under the bankruptcy laws; Bank of America acquired Merrill Lynch; Wells Fargo has purchased Wachovia; and Citigroup and Morgan Stanley have combined their retail brokerage units. The Portfolio of Investments dated August 31, 2010 includes securities of some of these issuers and others that have been affected by these events. To the extent that the Fund continues to own these securities, the value of these securities may be subject to increased volatility.

5. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has determined that there are no material events that would require disclosure through this date.

Item 2.    Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York
Joseph R. York
Director and Chief Executive Officer

Date:	October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York
Joseph R.York
Director and Chief Executive Officer

Date:	October 27, 2010

By:	/s/ Trudance L. C. Bakke
Trudance L. C. Bakke
Treasurer and Principal Financial Officer

Date:	October 27, 2010